FAIR VALUE OF ASSETS AND LIABILITIES (Details 1) - COP ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		$ 160,468,094		$ 151,747,486
Derivative financial assets		1,134,372		1,677,970
Investment property		1,657,409	[1]	1,581,689
Investments in associates	[2]	1,327,610		940,364
PA Viva Malls [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		757,886		388,595	[3]
Buildings [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		1,413,285	[1]	1,355,717
Land [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		244,124	[1]	225,972
Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		172,682		316,991
Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		946,695		1,313,682
Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		14,995		47,297
Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		15,771,838		13,573,988
Debt instruments held		10,701,855		8,537,562
Equity instruments held		1,517,830		1,388,172
Derivative financial assets		1,134,372		1,677,970
Investment property		1,657,409		1,581,689
Equity securities - Assets held for sale		2,486		0
Recurring fair value measurement [member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		757,886		388,595
Recurring fair value measurement [member] | PA Viva Malls [Member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		757,886		388,595
Recurring fair value measurement [member] | Buildings [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		1,413,285		1,355,717
Recurring fair value measurement [member] | Land [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		244,124		225,972
Recurring fair value measurement [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		172,310		313,566
Recurring fair value measurement [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		372		3,425
Recurring fair value measurement [member] | Trading equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		1,517,830		1,388,172
Recurring fair value measurement [member] | Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		2,486		0
Recurring fair value measurement [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		7,003,147		4,904,152
Recurring fair value measurement [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		36,038		11,904
Recurring fair value measurement [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		1,052,776		1,080,368
Recurring fair value measurement [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		2,471,994		2,429,192
Recurring fair value measurement [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		137,900		111,946
Recurring fair value measurement [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		172,682		316,991
Recurring fair value measurement [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		672,558		1,127,474
Recurring fair value measurement [member] | Swap contract [member] | Interest rate contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		274,137		186,208
Recurring fair value measurement [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		14,995		47,297
Level 1 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		7,584,761		5,808,243
Debt instruments held		7,431,340		5,614,383
Equity instruments held		145,250		189,363
Derivative financial assets		8,171		4,497
Investment property		0		0
Equity securities - Assets held for sale		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | PA Viva Malls [Member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Buildings [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Land [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		145,250		189,363
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		6,013,860		4,400,952
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		9,186		3,163
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		177,531		146,025
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		1,196,963		1,044,629
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		33,800		19,614
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		0		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract [member] | Interest rate contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		8,171		4,497
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		0		0
Level 2 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		3,780,973		3,734,497
Debt instruments held		2,970,348		2,503,151
Equity instruments held		28,976		20,131
Derivative financial assets		781,649		1,211,215
Investment property		0		0
Equity securities - Assets held for sale		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | PA Viva Malls [Member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Buildings [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Land [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		78,189		187,682
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		357		2,816
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		28,976		20,131
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		0		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		989,287		503,200
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		26,852		8,741
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		578,196		529,244
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		1,275,031		1,384,563
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		100,982		77,403
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		78,546		190,498
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		482,330		856,742
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract [member] | Interest rate contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		220,027		158,342
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		746		5,633
Level 3 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		225,548		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value of assets and liabilities [Line Items]
Total		4,406,104		4,031,248
Debt instruments held		300,167		420,028
Equity instruments held		1,343,604		1,178,678
Derivative financial assets		344,552		462,258
Investment property		1,657,409		1,581,689
Equity securities - Assets held for sale		2,486		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		757,886		388,595
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | PA Viva Malls [Member] | Associates [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		757,886		388,595
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Buildings [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		1,413,285		1,355,717
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Land [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investment property		244,124		225,972
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		94,121		125,884
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		15		609
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity instruments held		1,343,604		1,178,678
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Equity securities - Assets held for sale		2,486		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		0		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		0		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		297,049		405,099
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		0		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Debt instruments held		3,118		14,929
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		94,136		126,493
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		190,228		270,732
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Swap contract [member] | Interest rate contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		45,939		23,369
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial assets		$ 14,249		$ 41,664

[1]	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).
[2]	As of December 31, 2017 and 2016, the amount includes investments in associates at fair value for COP 757,886 and COP 434,318, respectively and investments in associates at equity value COP 569,724 and COP 506,046 respectively. See note 29 Fair value of assets and liabilities.
[3]	PA Viva Malls, an investment in an associate of Fondo inmobiliario Colombia Inmobiliario which contributed COP 388,595 in December 2016 to participate in 49% of the company. In partnership with Grupo Éxito, which owns 51%, the company's corporate purpose will be the development and management of real estate.